Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 27, 2025	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO ($)(1)		Compensation Actually Paid to CEO ($)(2)		Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)(3)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)	Net Income ($)	Adjusted EBITDA(6)
	Jon Micheal Adinolfi	Douglas J. Cahill	Jon Micheal Adinolfi	Douglas J. Cahill
2025	3,716,231	3,373,367	3,163,453	2,556,557	1,445,466	874,101	88.77	204.84	40,305	275,317
2024	—	4,351,230	—	4,453,502	1,533,651	1,645,518	95.70	182.50	17,255	241,753
2023	—	3,642,885	—	6,663,136	1,832,761	2,494,439	89.94	161.90	(9,589)	219,360
2022	—	2,619,285	—	(2,579,710)	966,154	(1,105)	70.40	110.90	(16,436)	210,249
2021	—	3,349,100	—	8,165,216	2,426,095	2,428,106	102.50	126.40	(38,332)	207,418

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported are the amounts of total compensation reported for our CEO in the Summary Compensation Table for fiscal years 2025, 2024, 2023, 2022, and 2021. Mr. Adinolfi served as our CEO in substantially all of fiscal year 2025 (since January 1, 2025). Mr. Cahill served as CEO for each of the fiscal years 2021-2024 and for a short period of fiscal year 2025 (until January 1, 2025). The dollar amounts for Mr. Cahill in fiscal year 2025 also includes compensation received for service as Executive Chairman January 1, 2025.
Peer Group Issuers, Footnote	Reflects cumulative total stockholder return on our common stock as of the last trading day prior of each of our fiscal years listed. The graph assumes an initial investment of $100 at the market close on December 24, 2020, the last trading date before the first fiscal year in the table.
(5)Reflects cumulative total stockholder return of the Dow Jones U.S. Industrial Suppliers Index (INDEXDJX: DJUSDS) as of the last trading day prior to the end of each of our fiscal years listed. The graph assumes an initial investment of $100 at the market close on December 24, 2020, the last trading date before the first fiscal year in the table. The Dow Jones U.S. Industrial Suppliers Index is the peer group used by Hillman for purposes of Item 201(e) of Regulation S-K under the Exchange Act in Hillman’s Annual Report on Form 10-K for the Year Ended December 27, 2025.

Adjustment To PEO Compensation, Footnote

CEO Adjustments	2025 ($)	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
	Jon Micheal Adinolfi	Douglas J. Cahill	Douglas J. Cahill	Douglas J. Cahill	Douglas J. Cahill	Douglas J. Cahill
Total Compensation from Summary Compensation Table	3,716,231	3,373,367	4,351,230	3,642,885	2,619,285	3,349,100
Adjustments for Equity Awards:(1)
Subtract: Grant Date Fair Values in Summary Compensation Table	(2,000,000)	(1,399,992)	(2,249,993)	(2,134,993)	(1,799,120)	(2,637,196)
Add: Year-end fair value of awards granted during the year	1,903,664	1,332,558	2,219,531	2,322,888	1,326,398	2,353,822
Year-over-year increase (decrease) of fair value of unvested awards granted in prior years	(388,148)	(548,357)	226,003	687,985	(4,084,314)	3,430,666
Increase (decrease) from prior fiscal year–end of fair value for awards that vested during the year	(68,294)	(201,019)	(93,269)	2,144,371	(641,959)	1,668,824
Subtract: Forfeitures during current year equal to prior year-end fair value	—	—	—	—	—	—
Total Adjustments for Equity Awards	(552,778)	(816,810)	102,272	3,020,251	(5,198,995)	4,816,116
Compensation Actually Paid as Calculated	3,163,453	2,556,557	4,453,502	6,663,136	(2,579,710)	8,165,216
(1)Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date, or the fair values of awards forfeited in the covered year, which are valued as of the end of the prior fiscal year. The fair value or change in fair value of RSUs and PSUs is measured using the closing price of a share of Company common stock on the applicable measurement date. The fair value or change in fair value of stock options is determined using the Black-Scholes option pricing model. Refer to Note 13 - Stock Based Compensation, to the Consolidated Financial Statements included in our Form 10-K for each applicable fiscal year ended for additional details.

Non-PEO NEO Average Total Compensation Amount	$ 1,445,466	$ 1,533,651	$ 1,832,761	$ 966,154	$ 2,426,095
Non-PEO NEO Average Compensation Actually Paid Amount	$ 874,101	1,645,518	2,494,439	(1,105)	2,428,106
Adjustment to Non-PEO NEO Compensation Footnote

Non-CEO NEO Adjustments	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Total Compensation from Summary Compensation Table	1,445,466	1,533,651	1,832,761	966,154	2,426,095
Adjustments for Equity Awards:(1)
Subtract: Grant Date Fair Values in Summary Compensation Table	(598,064)	(749,994)	(1,199,996)	(559,829)	(1,962,204)
Add: Year-end fair value of awards granted during the year	387,072	754,423	1,297,678	418,321	484,799
Year-over-year increase (decrease) of fair value of unvested awards granted in prior years	(278,941)	109,246	393,356	(752,231)	1,367,983
Increase (decrease) from prior fiscal year–end of fair value for awards that vested during the year	(26,703)	(1,808)	170,640	(73,520)	111,433
Subtract: Forfeitures during current year equal to prior year-end fair value	(54,729)	—	—	—	—
Total Adjustments for Equity Awards	(571,365)	111,867	661,678	(967,259)	2,011
Compensation Actually Paid as Calculated	874,101	1,645,518	2,494,439	(1,105)	2,428,106
(1)Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date, or the fair values of awards forfeited in the covered year, which are valued as of the end of the prior fiscal year. The fair value or change in fair value of RSUs and PSUs is measured using the closing price of a share of Company common stock on the applicable measurement date. The fair value or change in fair value of stock options is determined using the Black-Scholes option pricing model. Refer to Note 13 - Stock Based Compensation, to the Consolidated Financial Statements included in our Form 10-K for each applicable fiscal year ended for additional details.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Financial Performance Measures

Adjusted EBITDA
Return on Invested Capital (ROIC)
Adjusted Leverage Ratio
Net Sales
Free Cash Flow

Total Shareholder Return Amount	$ 88.77	95.70	89.94	70.40	102.50
Peer Group Total Shareholder Return Amount	204.84	182.50	161.90	110.90	126.40
Net Income (Loss)	$ 40,305,000	$ 17,255,000	$ (9,589,000)	$ (16,436,000)	$ (38,332,000)
Company Selected Measure Amount	275,317,000	241,753,000	219,360,000	210,249,000	207,418,000
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP are described in the tables immediately following this table.For 2025, reflects compensation information for our NEOs, other than our CEOs, as described in the CD&A of this proxy statement. For 2024, reflects compensation information for Mr. Kraft, Mr. Adinolfi, Mr. Ride, Scott K. Moore, Hillman’s Divisional President, Robotics & Digital Solutions, and George S. Murphy, Hillman’s former Divisional President, Hardware & Protective Solutions. For 2023, reflects compensation information for Mr. Kraft, Mr. Adinolfi, Mr. Ride, and Randall J. Fagundo, Hillman’s then Divisional President, Robotics & Digital Solutions. For 2022, reflects compensation information for Mr. Kraft, Mr. Moore, Mr. Murphy and Mr. Ride. For 2021, reflects compensation information for Mr. Kraft, Mr. Ride, Mr. Fagundo, and Gary L. Seeds, Hillman’s then Executive Vice President, Sales & Field Service.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP measure that represents our consolidated earnings before interest, taxes, depreciation, and amortization, as adjusted for non-recurring charges. For a reconciliation of our net income on a GAAP basis to adjusted EBITDA, see Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital (ROIC)
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Leverage Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 5
Pay vs Performance Disclosure
Name	Free Cash Flow
Jon Michael Adinolfi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,716,231
PEO Actually Paid Compensation Amount	3,163,453
Douglas J. Cahill [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,373,367	$ 4,351,230	$ 3,642,885	$ 2,619,285	$ 3,349,100
PEO Actually Paid Compensation Amount	2,556,557	4,453,502	6,663,136	(2,579,710)	8,165,216
PEO | Jon Michael Adinolfi [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(552,778)
PEO | Jon Michael Adinolfi [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,000,000)
PEO | Jon Michael Adinolfi [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,903,664
PEO | Jon Michael Adinolfi [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(388,148)
PEO | Jon Michael Adinolfi [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,294)
PEO | Jon Michael Adinolfi [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Douglas J. Cahill [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(816,810)	102,272	3,020,251	(5,198,995)	4,816,116
PEO | Douglas J. Cahill [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,399,992)	(2,249,993)	(2,134,993)	(1,799,120)	(2,637,196)
PEO | Douglas J. Cahill [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,332,558	2,219,531	2,322,888	1,326,398	2,353,822
PEO | Douglas J. Cahill [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(548,357)	226,003	687,985	(4,084,314)	3,430,666
PEO | Douglas J. Cahill [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(201,019)	(93,269)	2,144,371	(641,959)	1,668,824
PEO | Douglas J. Cahill [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(571,365)	111,867	661,678	(967,259)	2,011
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(598,064)	(749,994)	(1,199,996)	(559,829)	(1,962,204)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	387,072	754,423	1,297,678	418,321	484,799
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(278,941)	109,246	393,356	(752,231)	1,367,983
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,703)	(1,808)	170,640	(73,520)	111,433
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (54,729)	$ 0	$ 0	$ 0	$ 0